14. Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses Tables
Prepaid Expenses

	12.31.2017	12.31.2016
Risk premium - GSF renegotiation (14.1)	28,033	40,909
Others	24,518	23,770
	52,551	64,679
Current	39,867	39,096
Noncurrent	12,684	25,583

Recovery of Power Purchase Cost through Renegotiation

Power Plant	Physical guarantee (Average MW )	Eligible amount of energy (Average MW )	Amortization period of prepaid expenses	Grant extension period (intangible asset)	Asset value to recover as renegotiation of GSF	Value of prepaid expenses to amortize with future risk premium	Value of intangible assets amortization over the concession period
Mauá	100.827	97.391	01.01.2016 to 06.30.2020	not applicable	28,623	28,623	-
Foz do Areia	576.000	226.705	01.01.2016 to 12.31.2016	05.24.2023 to 09.17.2023	66,628	17,222	49,406
Santa Clara and Fundão	135.400	134.323	01.01.2016 to 04.22.2019	10.25.2036 to 05.28.2037	39,369	30,326	9,043
		458.419			134,620	76,171	58,449

CCEE liabilities

	Balance as of January 1, 2016	Amortization	Transfers	Balance as of December 31, 2016	Amortization	Transfers	Balance as of December 31, 2017
Risk premium - current asset	23,313	(32,679)	24,825	15,459	(12,876)	12,876	15,459
Risk premium - noncurrent asset	25,340	-	110	25,450	-	(12,876)	12,574
Intangible	30,807	(4,493)	26,872	53,186	(7,441)	-	45,745
Liability deduction with CCEE	55,160	(3,353)	(51,807)	-	-	-	-
	134,620	(40,525)	-	94,095	(20,317)	-	73,778
Risk premium to be amortized - prepaid expenses	76,171			40,909			28,033
Grant extension period - intangible	58,449			53,186			45,745